Leases (Lease Position) (Details) - USD ($)	Dec. 31, 2019	Jan. 01, 2019
Text Block [Abstract]
Operating lease right-of-use assets	$ 2,960,569	$ 3,600,000
Total	2,960,569
Operating lease liabilities	920,431
Operating lease liabilities	2,076,472
Total	$ 2,996,903